Share Capital (Details 1)	12 Months Ended
	Sep. 30, 2017 $ / shares shares	Sep. 30, 2016 $ / shares shares	Sep. 30, 2016 $ / shares shares
Class of Warrant or Right [Line Items]
Number of Warrants, Beginning Balance	180,805	146,110	146,110
Number of Warrants, Granted		180,805	180,805
Number of Warrants, Granted		5,715	5,715
Number of Warrants, Exercised		(60,572)	(60,572)
Number of Warrants, Expired		(85,538)	(85,538)
Number of Warrants, Expired		(5,715)	(5,715)
Number of Warrants, Ending Balance	180,805	180,805	180,805
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 31.50	$ 63.28
Weighted Average Exercise Price, Granted | (per share)		31.50	$ 28.00
Weighted Average Exercise Price, Exercised | $ / shares			28.00
Weighted Average Exercise Price, Expired | (per share)		93.31	$ 28.00
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 31.50	$ 31.50